CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 24,989,116	$ 3,634,516	¥ 17,378,350	¥ 11,237,407
Operating costs and expenses:
Cost of revenues (including related party amounts of RMB23,662, RMB141,642 and RMB789,116 (US$114,772) for the years ended December 31, 2016, 2017 and 2018, respectively)	(27,132,811)	(3,946,304)	(17,386,563)	(11,436,595)
Selling, general and administrative (including related party amounts of RMB118,229, RMB148,918 and RMB11,666 (US$1,697) for the years ended December 31, 2016, 2017 and 2018, respectively)	(4,167,889)	(606,194)	(2,674,990)	(1,765,824)
Research and development (including related party amounts of RMB871, RMB2,833 and RMB5,114 (US$744) for the years ended December 31, 2016, 2017 and 2018, respectively)	(1,994,652)	(290,110)	(1,269,806)	(824,482)
Total operating costs and expenses	(33,295,352)	(4,842,608)	(21,331,359)	(14,026,901)
Operating loss	(8,306,236)	(1,208,092)	(3,953,009)	(2,789,494)
Other expense
Interest income (including related party amounts of RMB nil, RMB nil and RMB2,202 (US$320) for the years ended December 31, 2016, 2017 and 2018, respectively)	213,969	31,121	83,127	17,009
Interest expenses (including related party amounts of RMB106,731, RMB168,154 and RMB nil (US$ nil) for the years ended December 31, 2016, 2017 and 2018, respectively)	(94,711)	(13,775)	(277,577)	(110,477)
Foreign exchange (loss)/gain, net	(970,796)	(141,196)	400,737	(238,564)
Loss from equity method investments	(16,965)	(2,467)	(263)	(100)
Other income, net	192,309	27,970	2,488	60,692
Total other (expenses)/income, net	(676,194)	(98,347)	208,512	(271,440)
Loss before income taxes	(8,982,430)	(1,306,439)	(3,744,497)	(3,060,934)
Income tax (expense)/benefit	(78,801)	(11,461)	7,565	(13,088)
Net loss	(9,061,231)	(1,317,900)	(3,736,932)	(3,074,022)
Less: Net income attributable to noncontrolling interests	48,545	7,061	0	0
Net loss attributable to iQIYI, Inc.	(9,109,776)	(1,324,961)	(3,736,932)	(3,074,022)
Accretion of redeemable convertible preferred shares	(298,990)	(43,486)	5,073,140	(4,874,739)
Extinguishment and reissuance of Series B preferred shares	0	0	(363,279)	0
Net (loss)/income attributable to ordinary shareholders	(9,408,766)	(1,368,447)	¥ 972,929	¥ (7,948,761)
Net (loss)/earnings per ordinary share:
Basic | ¥ / shares			¥ 0.30	¥ (23.20)
Diluted | ¥ / shares			¥ (1.15)	¥ (23.20)
Shares used in net (loss)/earnings per ordinary share computation:
Basic			342,548,237	342,548,237
Diluted			3,243,147,261	342,548,237
Other comprehensive income
Foreign currency translation adjustments	1,787,553	259,989	¥ (264,774)	¥ 195,255
Unrealized gains/(losses) on available-for-sale debt securities	(689)	(100)	(1,470)	2,978
Total other comprehensive income/(loss), net of tax	1,786,864	259,889	(266,244)	198,233
Comprehensive loss	(7,274,367)	(1,058,011)	(4,003,176)	(2,875,789)
Less: Comprehensive income attributable to noncontrolling interests	48,589	7,067	0	0
Comprehensive loss attributable to iQIYI, Inc.	¥ (7,322,956)	$ (1,065,078)	(4,003,176)	(2,875,789)
Class A and Class B ordinary share
Net (loss)/earnings per ordinary share:
Basic | (per share)	¥ (2.43)	$ (0.35)
Diluted | (per share)	¥ (2.43)	$ (0.35)
Shares used in net (loss)/earnings per ordinary share computation:
Basic	3,867,931,786	3,867,931,786
Diluted	3,867,931,786	3,867,931,786
ADS
Net (loss)/earnings per ordinary share:
Basic | (per share)	¥ (17.01)	$ (2.45)
Diluted | (per share)	¥ (17.01)	$ (2.45)
Membership services
Revenues:
Revenues	¥ 10,622,769	$ 1,545,018	6,536,028	3,762,183
Online advertising services
Revenues:
Revenues	9,328,061	1,356,710	8,158,924	5,650,366
Content distribution
Revenues:
Revenues	2,162,643	314,543	1,191,816	500,952
Others
Revenues:
Revenues	¥ 2,875,643	$ 418,245	¥ 1,491,582	¥ 1,323,906